PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments 98.3%
Asset-Backed Securities 8.4%
Collateralized Loan Obligations
Atlas Senior Loan Fund Ltd. (Cayman Islands),
Series 2016-07A, Class A1R2, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 1.100%)	6.442%(c)	11/27/31	46,111	$46,159,678
Series 2018-11A, Class A1L, 144A, 3 Month SOFR + 1.362% (Cap N/A, Floor 0.000%)	6.641(c)	07/26/31	5,929	5,930,278

Battalion CLO Ltd. (Cayman Islands), Series 2018-12A, Class A1, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.433(c)	05/17/31	10,809	10,847,479
CBAM Ltd. (Cayman Islands), Series 2020-12A, Class AR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.442%)	6.724(c)	07/20/34	19,500	19,513,709
CIFC Funding Ltd. (Cayman Islands),
Series 2013-03RA, Class A1, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	6.525(c)	04/24/31	12,771	12,782,208
Series 2017-02A, Class AR, 144A, 3 Month SOFR + 1.212% (Cap N/A, Floor 0.950%)	6.494(c)	04/20/30	45,178	45,222,556

Crown City CLO (Cayman Islands), Series 2020-01A, Class A1AR, 144A, 3 Month SOFR + 1.452% (Cap N/A, Floor 1.190%)	6.734(c)	07/20/34	60,000	60,007,260
HPS Loan Management Ltd. (Cayman Islands), Series 2016-10A, Class A1RR, 144A, 3 Month SOFR + 1.402% (Cap N/A, Floor 1.140%)	6.684(c)	04/20/34	49,000	49,077,959
Jamestown CLO Ltd. (Cayman Islands), Series 2019-14A, Class A1AR, 144A, 3 Month SOFR + 1.462% (Cap N/A, Floor 1.200%)	6.744(c)	10/20/34	50,000	50,050,000
MidOcean Credit CLO (Cayman Islands), Series 2014-03A, Class A1R, 144A, 3 Month SOFR + 1.382% (Cap N/A, Floor 1.120%)	6.664(c)	04/21/31	10,209	10,214,583
Northwoods Capital Ltd. (Cayman Islands), Series 2017-15A, Class A1R, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.472%)	6.285(c)	06/20/34	40,000	40,019,592
Oaktree CLO Ltd. (Cayman Islands), Series 2019-01A, Class A1R, 144A, 3 Month SOFR + 1.372% (Cap N/A, Floor 1.110%)	6.654(c)	04/22/30	34,026	34,047,625
Ocean Trails CLO (Cayman Islands), Series 2019-07A, Class AR, 144A, 3 Month SOFR + 1.272% (Cap N/A, Floor 1.010%)	6.557(c)	04/17/30	11,512	11,528,538
OZLM Ltd. (Cayman Islands), Series 2015-11A, Class A1R, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 0.000%)	6.767(c)	10/30/30	1,818	1,818,731

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)
Sound Point CLO Ltd. (Cayman Islands),
Series 2013-01A, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.332%)	6.611%(c)	01/26/31	5,451	$5,451,602
Series 2013-03RA, Class A, 144A, 3 Month SOFR + 1.412% (Cap N/A, Floor 1.150%)	6.691(c)	04/18/31	16,832	16,849,667
Series 2014-03RA, Class A1R, 144A, 3 Month SOFR + 1.332% (Cap N/A, Floor 1.070%)	6.615(c)	10/23/31	33,593	33,646,996
Series 2017-03A, Class A1R, 144A, 3 Month SOFR + 1.242% (Cap N/A, Floor 0.980%)	6.524(c)	10/20/30	9,039	9,045,734
Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.624(c)	01/20/32	52,329	52,453,957

TCW CLO Ltd. (Cayman Islands), Series 2017-01A, Class A1RR, 144A, 3 Month SOFR + 1.442% (Cap N/A, Floor 1.180%)	6.705(c)	10/29/34	25,000	25,032,600
THL Credit Wind River CLO Ltd. (Cayman Islands), Series 2019-01A, Class AR, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.704(c)	07/20/34	39,500	39,522,472
Tralee CLO Ltd. (Cayman Islands), Series 2021-07A, Class A1, 144A, 3 Month SOFR + 1.582% (Cap N/A, Floor 1.320%)	6.866(c)	04/25/34	32,000	32,072,522
Trimaran Cavu Ltd., Series 2019-01A, Class A1, 144A, 3 Month SOFR + 1.722% (Cap N/A, Floor 1.460%)	7.004(c)	07/20/32	20,000	20,014,000
Venture CLO Ltd. (Cayman Islands), Series 2016-24A, Class ARR, 144A, 3 Month SOFR + 1.162% (Cap N/A, Floor 0.900%)	6.444(c)	10/20/28	1,283	1,283,566
Voya CLO Ltd. (Cayman Islands),
Series 2019-03A, Class AR, 144A, 3 Month SOFR + 1.342% (Cap N/A, Floor 1.080%)	6.627(c)	10/17/32	25,000	25,111,712
Series 2020-02A, Class A1R, 144A, 3 Month SOFR + 1.422% (Cap N/A, Floor 1.160%)	6.701(c)	07/19/34	30,000	30,152,355

Wellfleet CLO Ltd. (Cayman Islands), Series 2018-03A, Class A1A, 144A, 3 Month SOFR + 1.512% (Cap N/A, Floor 1.250%)	6.794(c)	01/20/32	6,274	6,282,537
Wind River CLO Ltd. (Cayman Islands), Series 2016-01KRA, Class A1R2, 144A, 3 Month SOFR + 1.472% (Cap N/A, Floor 1.210%)	6.773(c)	10/15/34	25,000	25,008,525

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (Continued)
Collateralized Loan Obligations (cont’d.)

Zais CLO Ltd. (Cayman Islands), Series 2017-02A, Class A, 144A, 3 Month SOFR + 1.552% (Cap N/A, Floor 0.000%)	6.853%(c)	04/15/30	4,522	$4,526,761

Total Asset-Backed Securities (cost $722,379,437)				723,675,202
Commercial Mortgage-Backed Securities 1.6%
Benchmark Mortgage Trust, Series 2020-IG03, Class A2, 144A	2.475	09/15/48	60,891	60,126,348
Citigroup Commercial Mortgage Trust, Series 2016-C02, Class A3	2.575	08/10/49	12,367	11,972,494
JPMBB Commercial Mortgage Securities Trust, Series 2016-C01, Class A4	3.311	03/17/49	34,783	34,226,342
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2016-C29, Class A3	3.058	05/15/49	9,854	9,651,828
Series 2016-C32, Class ASB	3.514	12/15/49	3,412	3,364,815

Morgan Stanley Capital I Trust, Series 2015-MS01, Class A3	3.510	05/15/48	6,766	6,705,013
Wells Fargo Commercial Mortgage Trust, Series 2016-BNK01, Class A2	2.399	08/15/49	10,436	10,051,106

Total Commercial Mortgage-Backed Securities (cost $143,258,279)				136,097,946
Corporate Bonds 87.6%
Aerospace & Defense 1.7%
BAE Systems Finance, Inc. (United Kingdom), Gtd. Notes, 144A	7.500	07/01/27	5,463	5,901,761
BAE Systems PLC (United Kingdom), Sr. Unsec’d. Notes, 144A	5.125	03/26/29	7,755	7,985,078
Boeing Co. (The),
Sr. Unsec’d. Notes	2.196	02/04/26	8,700	8,382,666
Sr. Unsec’d. Notes	2.700	02/01/27	37,574	35,625,233
Sr. Unsec’d. Notes	3.250	02/01/28	5,560	5,269,409
Sr. Unsec’d. Notes	3.625	02/01/31	4,745	4,346,056
Sr. Unsec’d. Notes	5.150	05/01/30	24,890	24,945,588
Sr. Unsec’d. Notes, 144A	6.298	05/01/29	28,245	29,710,616
L3Harris Technologies, Inc.,
Sr. Unsec’d. Notes	4.400	06/15/28	4,720	4,737,363
Sr. Unsec’d. Notes(a)	5.400	01/15/27	6,445	6,617,710

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Aerospace & Defense (cont’d.)

Spirit AeroSystems, Inc., Sr. Sec’d. Notes	3.850%	06/15/26	12,300	$11,944,822
				145,466,302
Agriculture 1.9%
BAT Capital Corp. (United Kingdom),
Gtd. Notes	2.259	03/25/28	5,000	4,649,458
Gtd. Notes	3.557	08/15/27	4,524	4,429,855
Gtd. Notes	4.700	04/02/27	8,054	8,119,226
Gtd. Notes	5.834	02/20/31	8,995	9,507,801

BAT International Finance PLC (United Kingdom), Gtd. Notes	1.668	03/25/26	26,865	25,797,922
Bunge Ltd. Finance Corp., Gtd. Notes	2.750	05/14/31	11,705	10,554,611
Imperial Brands Finance PLC (United Kingdom),
Gtd. Notes, 144A	6.125	07/27/27	12,610	13,120,858
Gtd. Notes, 144A, MTN	5.500	02/01/30	13,600	14,020,965
Philip Morris International, Inc.,
Sr. Unsec’d. Notes(a)	4.875	02/15/28	20,529	20,975,523
Sr. Unsec’d. Notes	5.125	02/13/31	11,550	11,993,306
Sr. Unsec’d. Notes	5.250	09/07/28	8,521	8,828,050

Reynolds American, Inc. (United Kingdom), Gtd. Notes	4.450	06/12/25	212	211,474
Viterra Finance BV (Netherlands), Gtd. Notes, 144A	2.000	04/21/26	35,200	33,741,632
				165,950,681
Airlines 0.8%
American Airlines 2013-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	01/15/27	954	939,629
Delta Air Lines, Inc./SkyMiles IP Ltd.,
Sr. Sec’d. Notes, 144A	4.500	10/20/25	10,558	10,487,081
Sr. Sec’d. Notes, 144A	4.750	10/20/28	29,560	29,503,836

Southwest Airlines Co., Sr. Unsec’d. Notes	5.125	06/15/27	7,215	7,338,919
United Airlines 2014-1 Class A Pass-Through Trust, Pass-Through Certificates	4.000	10/11/27	3,050	3,003,674

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Airlines (cont’d.)
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A	4.375%	04/15/26	12,515	$12,326,459
Sr. Sec’d. Notes, 144A	4.625	04/15/29	4,540	4,386,495
				67,986,093
Apparel 0.2%
VF Corp., Sr. Unsec’d. Notes	2.400	04/23/25	20,475	20,129,147
Auto Manufacturers 3.9%
American Honda Finance Corp., Sr. Unsec’d. Notes, GMTN	4.400	09/05/29	8,120	8,153,369
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes	2.700	08/10/26	50,965	48,982,369
Sr. Unsec’d. Notes	4.000	11/13/30	2,865	2,644,193
Sr. Unsec’d. Notes	4.271	01/09/27	6,930	6,809,395
Sr. Unsec’d. Notes	5.800	03/08/29	4,000	4,068,591
Sr. Unsec’d. Notes	5.850	05/17/27	13,740	13,992,105
Sr. Unsec’d. Notes	6.798	11/07/28	4,000	4,223,584
Sr. Unsec’d. Notes	6.950	03/06/26	2,200	2,253,396
General Motors Financial Co., Inc.,
Sr. Unsec’d. Notes	1.250	01/08/26	39,885	38,274,295
Sr. Unsec’d. Notes	1.500	06/10/26	9,390	8,934,859
Sr. Unsec’d. Notes	2.350	02/26/27	5,090	4,843,995
Sr. Unsec’d. Notes	2.400	04/10/28	11,815	10,951,906
Sr. Unsec’d. Notes	2.400	10/15/28	23,040	21,068,616
Sr. Unsec’d. Notes	4.900	10/06/29	8,980	8,984,970
Sr. Unsec’d. Notes	5.400	05/08/27	2,675	2,733,188
Sr. Unsec’d. Notes(a)	5.800	01/07/29	7,285	7,569,514
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A	5.275	06/24/27	16,850	17,222,142
Sr. Unsec’d. Notes, 144A	6.100	09/21/28	20,000	21,074,445
Mercedes-Benz Finance North America LLC (Germany),
Gtd. Notes, 144A	4.750	08/01/27	21,000	21,311,745
Gtd. Notes, 144A	4.800	03/30/28	10,000	10,153,482
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN	1.850	09/16/26	15,000	14,085,504
Sr. Unsec’d. Notes, 144A, MTN(a)	5.300	09/13/27	6,590	6,577,401

Nissan Motor Co. Ltd. (Japan), Sr. Unsec’d. Notes, 144A	3.522	09/17/25	4,000	3,934,239

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Auto Manufacturers (cont’d.)
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, EMTN	3.800%(cc)	10/24/25	10,000	$9,985,270
Sr. Unsec’d. Notes, MTN	4.550	08/09/29	9,445	9,591,917
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A	4.950	08/15/29	9,600	9,616,365
Gtd. Notes, 144A	5.300	03/22/27	14,260	14,519,156
				332,560,011
Auto Parts & Equipment 0.3%
Aptiv PLC/Aptiv Global Financing DAC, Gtd. Notes	6.875(ff)	12/15/54	23,035	23,298,817
BorgWarner, Inc., Sr. Unsec’d. Notes	4.950	08/15/29	1,665	1,693,205
				24,992,022
Banks 22.7%
Banco Santander SA (Spain),
Sr. Non-Preferred Notes	1.849	03/25/26	13,400	12,858,946
Sr. Non-Preferred Notes	5.538(ff)	03/14/30	7,200	7,440,152
Sr. Preferred Notes	5.439	07/15/31	16,600	17,308,627
Bank of America Corp.,
Sr. Unsec’d. Notes	1.734(ff)	07/22/27	93,500	89,271,783
Sr. Unsec’d. Notes, MTN	2.087(ff)	06/14/29	32,800	30,282,409
Sr. Unsec’d. Notes, Series N	1.658(ff)	03/11/27	65,520	62,970,828

Bank of Nova Scotia (The) (Canada), Jr. Sub. Notes, Series 2	3.625(ff)	10/27/81	50,000	44,854,195
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes	4.942(ff)	09/10/30	9,620	9,693,550
Sr. Unsec’d. Notes	5.304(ff)	08/09/26	18,900	18,964,784
Sr. Unsec’d. Notes	5.501(ff)	08/09/28	4,295	4,407,744
Sr. Unsec’d. Notes	5.829(ff)	05/09/27	15,060	15,338,996
Sr. Unsec’d. Notes	6.496(ff)	09/13/27	32,530	33,696,233

BNP Paribas SA (France), Sr. Non-Preferred Notes, 144A	2.159(ff)	09/15/29	6,595	6,004,440
BPCE SA (France), Sub. Notes, 144A, MTN	4.500	03/15/25	3,640	3,618,528
CaixaBank SA (Spain), Sr. Non-Preferred Notes, 144A	6.684(ff)	09/13/27	15,790	16,409,994
Citigroup, Inc.,
Jr. Sub. Notes, Series CC	7.125(ff)	08/15/29(oo)	24,710	25,759,127
Jr. Sub. Notes, Series V	4.700(ff)	01/30/25(oo)	26,675	26,521,614

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
Citigroup, Inc., (cont’d.)
Sr. Unsec’d. Notes	1.462%(ff)	06/09/27	81,450	$77,623,462
Sr. Unsec’d. Notes	4.542(ff)	09/19/30	44,500	44,557,805
Sub. Notes	4.450	09/29/27	8,160	8,166,621

Comerica, Inc., Sr. Unsec’d. Notes	5.982(ff)	01/30/30	44,920	46,297,286
Credit Agricole SA (France), Sr. Non-Preferred Notes, 144A, MTN	4.631(ff)	09/11/28	8,535	8,580,912
Danske Bank A/S (Denmark), Sr. Non-Preferred Notes, 144A	4.613(ff)	10/02/30	7,280	7,268,596
Deutsche Bank AG (Germany),
Sr. Non-Preferred Notes	2.311(ff)	11/16/27	16,725	15,901,329
Sr. Non-Preferred Notes	2.552(ff)	01/07/28	4,522	4,303,533
Sr. Non-Preferred Notes	4.999(ff)	09/11/30	6,370	6,384,842
Sr. Non-Preferred Notes, SOFR + 1.219%	6.283(c)	11/16/27	4,625	4,603,540
Sr. Non-Preferred Notes	6.720(ff)	01/18/29	1,915	2,026,446
Sr. Non-Preferred Notes	6.819(ff)	11/20/29	20,510	22,018,170

Fifth Third Bancorp, Sr. Unsec’d. Notes	6.339(ff)	07/27/29	33,640	35,748,545
Goldman Sachs Bank USA, Sr. Unsec’d. Notes	5.414(ff)	05/21/27	19,650	19,969,121
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U	3.650(ff)	08/10/26(oo)	16,130	15,303,705
Jr. Sub. Notes, Series X	7.500(ff)	05/10/29(oo)	15,620	16,592,936
Sr. Unsec’d. Notes	1.431(ff)	03/09/27	56,555	54,112,277
Sr. Unsec’d. Notes	1.542(ff)	09/10/27	72,845	69,045,466
Sr. Unsec’d. Notes	2.615(ff)	04/22/32	5,120	4,521,804
Sr. Unsec’d. Notes	3.615(ff)	03/15/28	6,630	6,523,085
Sr. Unsec’d. Notes	4.482(ff)	08/23/28	7,425	7,464,198
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes	2.013(ff)	09/22/28	5,750	5,362,380
Sr. Unsec’d. Notes	2.804(ff)	05/24/32	28,670	25,314,122
Sr. Unsec’d. Notes	2.871(ff)	11/22/32	5,000	4,392,721
Sr. Unsec’d. Notes	5.210(ff)	08/11/28	900	918,104

Huntington Bancshares, Inc., Sr. Unsec’d. Notes	6.208(ff)	08/21/29	36,040	38,123,736
JPMorgan Chase & Co.,
Jr. Sub. Notes, Series CC, 3 Month SOFR + 2.842%	8.089(c)	11/01/24(oo)	11,600	11,659,221
Jr. Sub. Notes, Series HH	4.600(ff)	02/01/25(oo)	15,824	15,727,378
Jr. Sub. Notes, Series II	4.000(ff)	04/01/25(oo)	5,225	5,165,578
Sr. Unsec’d. Notes	1.040(ff)	02/04/27	20,000	19,117,652
Sr. Unsec’d. Notes	1.045(ff)	11/19/26	24,970	24,002,888

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)
JPMorgan Chase & Co., (cont’d.)
Sr. Unsec’d. Notes	1.470%(ff)	09/22/27	39,288	$37,227,625
Sr. Unsec’d. Notes	1.578(ff)	04/22/27	64,714	62,024,577
Sr. Unsec’d. Notes	2.083(ff)	04/22/26	24,675	24,286,451
Sr. Unsec’d. Notes	4.995(ff)	07/22/30	32,810	33,713,660
Sr. Unsec’d. Notes	5.299(ff)	07/24/29	25,000	25,862,989
Sr. Unsec’d. Notes	5.581(ff)	04/22/30	25,605	26,881,339
KeyBank NA,
Sr. Unsec’d. Notes	5.850	11/15/27	950	984,636
Sub. Notes	6.950	02/01/28	8,600	9,110,864
KeyCorp,
Sr. Unsec’d. Notes, MTN	2.550	10/01/29	5,570	5,047,770
Sr. Unsec’d. Notes, MTN(a)	4.100	04/30/28	9,513	9,367,124

Lloyds Banking Group PLC (United Kingdom), Sr. Unsec’d. Notes	5.985(ff)	08/07/27	9,050	9,288,742
Mitsubishi UFJ Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	1.538(ff)	07/20/27	25,830	24,576,617
Mizuho Financial Group, Inc. (Japan), Sr. Unsec’d. Notes	2.869(ff)	09/13/30	24,524	22,670,829
Morgan Stanley,
Sr. Unsec’d. Notes	0.985(ff)	12/10/26	50,880	48,748,941
Sr. Unsec’d. Notes	1.593(ff)	05/04/27	33,720	32,274,880
Sr. Unsec’d. Notes	5.449(ff)	07/20/29	17,800	18,486,367
Sr. Unsec’d. Notes	6.407(ff)	11/01/29	5,240	5,631,266
Sr. Unsec’d. Notes, GMTN	1.512(ff)	07/20/27	32,690	31,086,686
Sr. Unsec’d. Notes, GMTN	2.699(ff)	01/22/31	5,380	4,928,988
Sr. Unsec’d. Notes, MTN	1.928(ff)	04/28/32	23,731	20,126,150
Sr. Unsec’d. Notes, MTN(a)	2.475(ff)	01/21/28	29,305	28,135,326
Sr. Unsec’d. Notes, MTN	5.164(ff)	04/20/29	24,090	24,758,099

Morgan Stanley Bank NA, Sr. Unsec’d. Notes	4.952(ff)	01/14/28	13,180	13,374,516
Popular, Inc. (Puerto Rico), Sr. Unsec’d. Notes	7.250	03/13/28	15,795	16,584,750
Royal Bank of Canada (Canada), Jr. Sub. Notes	7.500(ff)	05/02/84	20,000	21,325,000
Societe Generale SA (France),
Gtd. Notes, 144A	2.797(ff)	01/19/28	7,100	6,772,108
Gtd. Notes, 144A, SOFR + 1.050%	6.267(c)	01/21/26	20,190	20,214,478
Sr. Non-Preferred Notes, 144A	5.519(ff)	01/19/28	10,000	10,131,440
Sr. Non-Preferred Notes, 144A	5.634(ff)	01/19/30	6,000	6,134,820

State Street Corp., Jr. Sub. Notes, Series J	6.700(ff)	09/15/29(oo)	11,680	12,088,594

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Banks (cont’d.)

Sumitomo Mitsui Financial Group, Inc. (Japan), Sr. Unsec’d. Notes(a)	1.902%	09/17/28	18,905	$17,254,278
Toronto-Dominion Bank (The) (Canada), Jr. Sub. Notes	7.250(ff)	07/31/84	17,340	18,076,950
Truist Financial Corp.,
Sr. Unsec’d. Notes, MTN	4.873(ff)	01/26/29	33,415	33,767,507
Sr. Unsec’d. Notes, MTN	5.435(ff)	01/24/30	10,955	11,340,516
Sr. Unsec’d. Notes, MTN	6.047(ff)	06/08/27	33,630	34,513,223
Sr. Unsec’d. Notes, MTN	7.161(ff)	10/30/29	2,030	2,226,325

U.S. Bancorp, Sr. Unsec’d. Notes(a)	5.775(ff)	06/12/29	28,455	29,815,619
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A	1.494(ff)	08/10/27	16,550	15,640,453
Sr. Unsec’d. Notes, 144A	2.193(ff)	06/05/26	3,250	3,193,125
Sr. Unsec’d. Notes, 144A	9.016(ff)	11/15/33	11,040	13,939,062

UniCredit SpA (Italy), Sr. Preferred Notes, 144A, MTN	4.625	04/12/27	2,250	2,244,711
Wells Fargo & Co.,
Sr. Unsec’d. Notes	6.303(ff)	10/23/29	15,865	16,964,584
Sr. Unsec’d. Notes, MTN	3.196(ff)	06/17/27	12,330	12,096,927
Sr. Unsec’d. Notes, MTN	5.198(ff)	01/23/30	54,840	56,535,264
Sr. Unsec’d. Notes, MTN	5.574(ff)	07/25/29	25,945	26,990,543
				1,958,644,128
Beverages 0.5%
Bacardi Ltd. (Bermuda),
Gtd. Notes, 144A	2.750	07/15/26	25,340	24,502,726
Gtd. Notes, 144A	4.450	05/15/25	18,070	17,974,589

JDE Peet’s NV (Netherlands), Gtd. Notes, 144A	1.375	01/15/27	4,894	4,565,383
				47,042,698
Biotechnology 0.3%
Amgen, Inc., Sr. Unsec’d. Notes	5.150	03/02/28	6,515	6,711,169
Illumina, Inc.,
Sr. Unsec’d. Notes	4.650	09/09/26	11,150	11,219,339
Sr. Unsec’d. Notes	5.800	12/12/25	5,250	5,317,969
				23,248,477

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Building Materials 0.8%
CRH SMW Finance DAC, Gtd. Notes	5.200%	05/21/29	29,000	$29,998,644
Lennox International, Inc., Gtd. Notes	5.500	09/15/28	14,760	15,367,988
Macmillan Bloedel Pembroke LP (Canada), Sr. Unsec’d. Notes	7.700	02/15/26	3,000	3,127,557
Owens Corning,
Sr. Unsec’d. Notes	3.400	08/15/26	18,329	18,041,724
Sr. Unsec’d. Notes	5.500	06/15/27	4,375	4,518,487
				71,054,400
Chemicals 2.0%
CF Industries, Inc., Gtd. Notes, 144A	4.500	12/01/26	33,450	33,430,911
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP, Sr. Unsec’d. Notes, 144A	3.400	12/01/26	19,417	19,054,225
DuPont de Nemours, Inc., Sr. Unsec’d. Notes	4.725	11/15/28	49,115	50,073,317
EIDP, Inc., Sr. Unsec’d. Notes	4.500	05/15/26	9,490	9,549,896
FMC Corp.,
Sr. Unsec’d. Notes	3.200	10/01/26	3,728	3,639,089
Sr. Unsec’d. Notes	5.150	05/18/26	12,810	12,936,026

LYB Finance Co. BV (Netherlands), Gtd. Notes, 144A	8.100	03/15/27	1,008	1,083,091
LYB International Finance III LLC, Gtd. Notes	1.250	10/01/25	10,904	10,537,900
Nutrien Ltd. (Canada), Sr. Unsec’d. Notes	4.900	03/27/28	18,586	18,987,041
Sherwin-Williams Co. (The), Sr. Unsec’d. Notes(a)	4.800	09/01/31	4,825	4,920,120
Yara International ASA (Brazil), Sr. Unsec’d. Notes, 144A	3.148	06/04/30	11,000	9,943,670
				174,155,286
Commercial Services 1.2%
Ashtead Capital, Inc. (United Kingdom),
Gtd. Notes, 144A	1.500	08/12/26	20,725	19,584,199
Gtd. Notes, 144A	4.375	08/15/27	11,380	11,288,979

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Commercial Services (cont’d.)

Equifax, Inc., Sr. Unsec’d. Notes	2.600%	12/15/25	10,900	$10,662,557
ERAC USA Finance LLC,
Gtd. Notes, 144A	3.300	12/01/26	9,230	9,063,015
Gtd. Notes, 144A	4.600	05/01/28	29,140	29,484,924

Global Payments, Inc., Sr. Unsec’d. Notes	2.650	02/15/25	16,290	16,130,137
Quanta Services, Inc., Sr. Unsec’d. Notes(a)	4.750	08/09/27	1,730	1,748,389
Verisk Analytics, Inc., Sr. Unsec’d. Notes	4.000	06/15/25	2,412	2,395,697
				100,357,897
Computers 1.0%
Genpact Luxembourg Sarl, Gtd. Notes	3.375	12/01/24	23,654	23,590,087
Genpact Luxembourg Sarl/Genpact USA, Inc.,
Gtd. Notes	1.750	04/10/26	18,395	17,596,151
Gtd. Notes	6.000	06/04/29	365	381,407

Leidos, Inc., Gtd. Notes	3.625	05/15/25	30,205	29,945,477
NetApp, Inc., Sr. Unsec’d. Notes	1.875	06/22/25	10,742	10,508,616
Teledyne FLIR LLC, Sr. Unsec’d. Notes	2.500	08/01/30	2,381	2,128,217
				84,149,955
Distribution/Wholesale 0.2%
Ferguson Finance PLC, Sr. Unsec’d. Notes, 144A	4.250	04/20/27	12,105	12,039,998
LKQ Corp., Gtd. Notes	5.750	06/15/28	3,300	3,424,361
				15,464,359
Diversified Financial Services 2.6%
American Express Co., Jr. Sub. Notes	3.550(ff)	09/15/26(oo)	16,080	15,276,610
Cantor Fitzgerald LP, Sr. Unsec’d. Notes, 144A	4.500	04/14/27	30,625	30,381,689

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Diversified Financial Services (cont’d.)
Capital One Financial Corp.,
Sr. Unsec’d. Notes	6.312%(ff)	06/08/29	19,800	$20,845,854
Sr. Unsec’d. Notes	7.624(ff)	10/30/31	7,105	8,078,351

Jefferies Financial Group, Inc., Sr. Unsec’d. Notes(a)	5.875	07/21/28	13,570	14,163,551
LPL Holdings, Inc.,
Gtd. Notes	5.700	05/20/27	3,155	3,225,928
Gtd. Notes(a)	6.750	11/17/28	39,652	42,631,188

LSEG US Fin Corp. (United Kingdom), Gtd. Notes, 144A(a)	4.875	03/28/27	5,340	5,425,315
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes	1.653	07/14/26	16,975	16,125,985
Sr. Unsec’d. Notes	2.172	07/14/28	6,100	5,588,932
Sr. Unsec’d. Notes	2.329	01/22/27	39,725	37,806,088

Nuveen LLC, Sr. Unsec’d. Notes, 144A	5.550	01/15/30	2,845	2,981,805
Western Union Co. (The), Sr. Unsec’d. Notes	1.350	03/15/26	20,595	19,651,996
				222,183,292
Electric 8.5%
AEP Texas, Inc., Sr. Unsec’d. Notes	5.450	05/15/29	7,355	7,671,393
Algonquin Power & Utilities Corp. (Canada), Sr. Unsec’d. Notes	5.365	06/15/26	10,345	10,474,313
Alliant Energy Finance LLC,
Gtd. Notes, 144A	1.400	03/15/26	18,650	17,659,399
Gtd. Notes, 144A	5.400	06/06/27	9,595	9,830,777

Ameren Corp., Sr. Unsec’d. Notes	1.750	03/15/28	18,710	17,199,149
American Electric Power Co., Inc., Jr. Sub. Notes	5.699	08/15/25	14,580	14,700,526
Avangrid, Inc.,
Sr. Unsec’d. Notes	3.150	12/01/24	6,018	5,992,120
Sr. Unsec’d. Notes	3.200	04/15/25	14,245	14,100,615

Calpine Corp., Sr. Unsec’d. Notes, 144A	5.125	03/15/28	8,000	7,883,533
CenterPoint Energy Houston Electric LLC, General Ref. Mortgage	5.200	10/01/28	13,640	14,175,842
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes	1.450	06/01/26	24,160	23,044,693

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (Continued)
Electric (cont’d.)
CenterPoint Energy, Inc., (cont’d.)
Sr. Unsec’d. Notes	2.950%	03/01/30		6,519	$6,019,662
Cleveland Electric Illuminating Co. (The),
Sr. Unsec’d. Notes, 144A	3.500	04/01/28		5,000	4,828,975
Sr. Unsec’d. Notes, 144A	4.550	11/15/30		4,665	4,679,624

CMS Energy Corp., Sr. Unsec’d. Notes	2.950	02/15/27		2,445	2,365,370
Constellation Energy Generation LLC, Sr. Unsec’d. Notes(a)	5.600	03/01/28		5,798	6,052,965
DTE Energy Co.,
Sr. Unsec’d. Notes	4.950	07/01/27		8,080	8,219,458
Sr. Unsec’d. Notes	5.100	03/01/29		2,820	2,903,959
Sr. Unsec’d. Notes, Series F	1.050	06/01/25		11,902	11,611,947
Duke Energy Corp.,
Jr. Sub. Notes	3.250(ff)	01/15/82		23,430	21,777,095
Sr. Unsec’d. Notes	3.100	06/15/28	EUR	13,425	14,926,554
Edison International,
Sr. Unsec’d. Notes	4.700	08/15/25		15,000	14,968,257
Sr. Unsec’d. Notes	5.250	11/15/28		9,355	9,618,175
Enel Finance International NV (Italy),
Gtd. Notes, 144A	1.625	07/12/26		11,300	10,747,001
Sr. Unsec’d. Notes, 144A	4.500	06/15/25		4,700	4,676,603

Engie SA (France), Sr. Unsec’d. Notes, 144A	5.250	04/10/29		7,330	7,565,920
Entergy Corp., Sr. Unsec’d. Notes	0.900	09/15/25		22,125	21,377,001
Evergy Metro, Inc., Mortgage	3.650	08/15/25		15,750	15,637,178
Evergy Missouri West, Inc., First Mortgage, 144A	5.150	12/15/27		12,220	12,512,743
FirstEnergy Pennsylvania Electric Co.,
Sr. Unsec’d. Notes, 144A	5.150	03/30/26		7,026	7,082,108
Sr. Unsec’d. Notes, 144A	5.200	04/01/28		26,650	27,306,850

FirstEnergy Transmission LLC, Sr. Unsec’d. Notes, 144A	2.866	09/15/28		7,375	6,970,151
Fortis, Inc. (Canada), Sr. Unsec’d. Notes	3.055	10/04/26		38,000	36,975,087
MidAmerican Energy Co., First Mortgage	3.100	05/01/27		2,000	1,959,249
National Grid USA, Sr. Unsec’d. Notes	8.000	11/15/30		9,000	10,427,380

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Electric (cont’d.)
NextEra Energy Capital Holdings, Inc.,
Gtd. Notes	4.900%	02/28/28	24,775	$25,310,853
Gtd. Notes	5.749	09/01/25	31,573	31,904,184

OGE Energy Corp., Sr. Unsec’d. Notes	5.450	05/15/29	6,570	6,847,972
Pacific Gas & Electric Co.,
First Mortgage(a)	3.000	06/15/28	12,000	11,420,472
First Mortgage	5.550	05/15/29	35,380	36,746,392

PacifiCorp, First Mortgage	5.100	02/15/29	13,750	14,200,896
Pinnacle West Capital Corp., Sr. Unsec’d. Notes(a)	1.300	06/15/25	27,312	26,617,756
Public Service Enterprise Group, Inc.,
Sr. Unsec’d. Notes	0.800	08/15/25	16,823	16,270,001
Sr. Unsec’d. Notes(a)	5.200	04/01/29	15,000	15,549,158

SCE Recovery Funding LLC, Sr. Sec’d. Notes, Series A-1	0.861	11/15/33	2,884	2,556,935
Sempra,
Jr. Sub. Notes	4.125(ff)	04/01/52	20,635	19,664,229
Sr. Unsec’d. Notes	5.400	08/01/26	14,285	14,557,163
Southern California Edison Co.,
First Mortgage	5.300	03/01/28	11,535	11,929,804
First Mortgage	5.450	06/01/31	5,635	5,960,776

Southern Co. (The), Sr. Unsec’d. Notes, Series 21-B	1.750	03/15/28	8,625	7,914,128
System Energy Resources, Inc., First Mortgage	6.000	04/15/28	5,260	5,514,781
Tucson Electric Power Co., Sr. Unsec’d. Notes	3.050	03/15/25	5,897	5,851,071
Virginia Power Fuel Securitization LLC, Sr. Sec’d. Notes, Series A-2	4.877	05/01/33	17,069	17,597,795
Vistra Operations Co. LLC,
Gtd. Notes, 144A	5.000	07/31/27	2,271	2,256,460
Sr. Sec’d. Notes, 144A	3.700	01/30/27	32,711	32,024,392

Xcel Energy, Inc., Sr. Unsec’d. Notes	1.750	03/15/27	11,540	10,870,970
				735,507,860
Electronics 0.5%
Fortive Corp., Sr. Unsec’d. Notes	3.150	06/15/26	39,766	38,989,501

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Engineering & Construction 0.6%
Jacobs Engineering Group, Inc., Gtd. Notes	6.350%	08/18/28	24,090	$25,632,948
MasTec, Inc., Sr. Unsec’d. Notes	5.900	06/15/29	7,625	7,942,404
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A	3.875	04/30/28	5,065	4,852,979
Sr. Sec’d. Notes, 144A	4.250	10/31/26	15,125	14,827,794
				53,256,125
Entertainment 0.4%
Warnermedia Holdings, Inc.,
Gtd. Notes	3.755	03/15/27	24,010	23,216,197
Gtd. Notes(a)	4.054	03/15/29	13,100	12,410,637
				35,626,834
Foods 1.2%
Bimbo Bakeries USA, Inc. (Mexico), Gtd. Notes, 144A	6.050	01/15/29	5,125	5,416,484
Campbell Soup Co., Sr. Unsec’d. Notes	5.200	03/21/29	20,000	20,707,687
JBS USA Holding Lux Sarl/JBS USA Food Co./JBS Lux Co. Sarl, Gtd. Notes	3.000	02/02/29	18,510	17,232,925
Kroger Co. (The),
Sr. Unsec’d. Notes	4.650	09/15/29	20,520	20,636,416
Sr. Unsec’d. Notes	4.700	08/15/26	16,670	16,789,575
Smithfield Foods, Inc.,
Gtd. Notes, 144A	4.250	02/01/27	4,750	4,675,502
Sr. Unsec’d. Notes, 144A	2.625	09/13/31	8,590	7,281,974
Sr. Unsec’d. Notes, 144A	3.000	10/15/30	3,850	3,425,107
Sr. Unsec’d. Notes, 144A	5.200	04/01/29	1,750	1,759,413

Tyson Foods, Inc., Sr. Unsec’d. Notes	5.400	03/15/29	9,450	9,811,899
				107,736,982
Forest Products & Paper 0.0%
Smurfit Kappa Treasury Funding DAC (Ireland), Gtd. Notes	7.500	11/20/25	3,902	4,006,571

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Gas 0.5%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes	5.500%	05/20/25	4,113	$4,098,615
Sr. Unsec’d. Notes	5.875	08/20/26	4,950	4,929,952

NiSource, Inc., Sr. Unsec’d. Notes	5.200	07/01/29	8,940	9,258,096
ONE Gas, Inc., Sr. Unsec’d. Notes	5.100	04/01/29	10,960	11,364,760
Piedmont Natural Gas Co., Inc., Sr. Unsec’d. Notes	3.500	06/01/29	16,551	16,005,979
				45,657,402
Hand/Machine Tools 0.3%
Regal Rexnord Corp.,
Gtd. Notes	6.050	02/15/26	2,916	2,965,407
Gtd. Notes	6.050	04/15/28	25,000	25,965,958
				28,931,365
Healthcare-Products 0.8%
GE HealthCare Technologies, Inc., Sr. Unsec’d. Notes(a)	4.800	08/14/29	17,335	17,661,414
Solventum Corp.,
Gtd. Notes, 144A(a)	5.400	03/01/29	16,735	17,216,763
Gtd. Notes, 144A	5.450	02/25/27	17,580	17,944,370

Stryker Corp., Sr. Unsec’d. Notes	4.250	09/11/29	19,700	19,736,715
				72,559,262
Healthcare-Services 3.9%
Advocate Health & Hospitals Corp., Unsec’d. Notes, Series 2020	2.211	06/15/30	1,702	1,525,325
Bon Secours Mercy Health, Inc., Sec’d. Notes	1.350	06/01/25	2,775	2,698,786
Cedars-Sinai Health System, Sec’d. Notes, Series 2021	2.288	08/15/31	5,821	5,117,659
Centene Corp.,
Sr. Unsec’d. Notes	2.450	07/15/28	10,000	9,210,752
Sr. Unsec’d. Notes	3.375	02/15/30	20,988	19,340,713

Cigna Group (The), Gtd. Notes	3.400	03/01/27	28,034	27,520,908

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Healthcare-Services (cont’d.)

CommonSpirit Health, Sr. Sec’d. Notes	5.205%	12/01/31	24,265	$24,998,999
Elevance Health, Inc., Sr. Unsec’d. Notes	2.875	09/15/29	15,390	14,440,814
Health Care Service Corp. A Mutual Legal Reserve Co.,
Sr. Unsec’d. Notes, 144A	1.500	06/01/25	5,370	5,253,924
Sr. Unsec’d. Notes, 144A	5.200	06/15/29	12,087	12,465,757
Icon Investments Six DAC,
Sr. Sec’d. Notes	5.809	05/08/27	7,735	7,974,657
Sr. Sec’d. Notes	5.849	05/08/29	8,025	8,439,469
IQVIA, Inc.,
Sr. Sec’d. Notes(a)	5.700	05/15/28	19,795	20,571,248
Sr. Sec’d. Notes	6.250	02/01/29	17,415	18,515,431

Laboratory Corp. of America Holdings, Gtd. Notes	4.350	04/01/30	24,675	24,463,474
PeaceHealth Obligated Group, Sr. Unsec’d. Notes, Series 2020	1.375	11/15/25	4,585	4,414,237
Roche Holdings, Inc.,
Gtd. Notes, 144A	4.909	03/08/31	10,000	10,358,928
Gtd. Notes, 144A	5.338	11/13/28	17,550	18,374,904
UnitedHealth Group, Inc.,
Sr. Unsec’d. Notes	2.300	05/15/31	17,455	15,474,516
Sr. Unsec’d. Notes	4.250	01/15/29	60,510	60,994,327
Sr. Unsec’d. Notes	4.800	01/15/30	14,750	15,188,366
Sr. Unsec’d. Notes	4.900	04/15/31	12,650	13,083,937
				340,427,131
Home Builders 0.4%
Meritage Homes Corp., Gtd. Notes	5.125	06/06/27	9,987	10,074,678
Toll Brothers Finance Corp.,
Gtd. Notes	4.875	11/15/25	10,000	10,001,497
Gtd. Notes	4.875	03/15/27	15,635	15,734,010
				35,810,185
Household Products/Wares 0.3%
Reckitt Benckiser Treasury Services PLC (United Kingdom), Gtd. Notes, 144A	3.000	06/26/27	30,100	29,209,169

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Insurance 1.9%
CNA Financial Corp., Sr. Unsec’d. Notes(a)	3.450%	08/15/27	5,155	$5,043,574
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes	3.500	04/04/25	10,510	10,429,172
Sr. Unsec’d. Notes	3.650	04/05/27	9,435	9,281,669

Corebridge Global Funding, Sec’d. Notes, 144A	4.650	08/20/27	10,785	10,914,575
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes	3.375	03/03/31	2,452	2,237,251
Sr. Unsec’d. Notes	4.625	04/29/30	21,300	21,238,300

Great-West Lifeco US Finance 2020 LP (Canada), Gtd. Notes, 144A	0.904	08/12/25	12,200	11,810,766
Principal Life Global Funding II,
Sec’d. Notes, 144A, MTN	5.500	06/28/28	19,750	20,429,651
Sr. Sec’d. Notes, 144A	0.875	01/12/26	22,970	21,983,223
Sr. Sec’d. Notes, 144A	3.000	04/18/26	6,001	5,887,419
Protective Life Global Funding,
Sec’d. Notes, 144A(a)	4.335	09/13/27	3,500	3,502,980
Sec’d. Notes, 144A	5.209	04/14/26	29,250	29,641,104
Sec’d. Notes, 144A	5.467	12/08/28	6,005	6,277,682

Unum Group, Sr. Unsec’d. Notes	7.250	03/15/28	4,171	4,508,989
				163,186,355
Internet 0.2%
Expedia Group, Inc., Gtd. Notes	4.625	08/01/27	14,500	14,610,941
Iron/Steel 0.1%
Reliance, Inc., Sr. Unsec’d. Notes	1.300	08/15/25	9,130	8,858,522
Lodging 0.6%
Hyatt Hotels Corp., Sr. Unsec’d. Notes	5.750	01/30/27	9,180	9,405,824
Marriott International, Inc.,
Sr. Unsec’d. Notes	4.875	05/15/29	1,193	1,215,724
Sr. Unsec’d. Notes	5.550	10/15/28	33,640	35,202,648
Sr. Unsec’d. Notes, Series EE	5.750	05/01/25	4,344	4,358,890
				50,183,086

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Machinery-Construction & Mining 0.3%
Weir Group PLC (The) (United Kingdom), Sr. Unsec’d. Notes, 144A	2.200%	05/13/26	28,970	$27,847,896
Machinery-Diversified 1.2%
AGCO Corp., Gtd. Notes	5.450	03/21/27	4,455	4,544,345
CNH Industrial Capital LLC,
Gtd. Notes	3.950	05/23/25	1,564	1,553,629
Gtd. Notes	4.550	04/10/28	11,795	11,858,690
Gtd. Notes	5.100	04/20/29	10,500	10,812,312
Gtd. Notes	5.500	01/12/29	17,980	18,743,644

IDEX Corp., Sr. Unsec’d. Notes	4.950	09/01/29	10,665	10,903,881
Ingersoll Rand, Inc., Sr. Unsec’d. Notes	5.400	08/14/28	3,585	3,733,086
Westinghouse Air Brake Technologies Corp.,
Gtd. Notes	3.200	06/15/25	4,000	3,949,082
Gtd. Notes	3.450	11/15/26	25,396	24,955,854
Gtd. Notes	4.700	09/15/28	8,770	8,881,124
				99,935,647
Media 1.2%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes	2.250	01/15/29	24,025	21,378,305
Sr. Sec’d. Notes	4.908	07/23/25	5,130	5,122,556

Comcast Corp., Gtd. Notes	4.550	01/15/29	22,875	23,249,870
Cox Communications, Inc.,
Gtd. Notes, 144A(a)	1.800	10/01/30	3,250	2,742,459
Sr. Unsec’d. Notes, 144A	3.350	09/15/26	13,683	13,405,291
Sr. Unsec’d. Notes, 144A	3.850	02/01/25	3,500	3,480,132
Discovery Communications LLC,
Gtd. Notes	3.625	05/15/30	5,962	5,365,800
Gtd. Notes	4.125	05/15/29	21,568	20,388,514

Warner Media LLC, Gtd. Notes	2.950	07/15/26	5,000	4,802,904
				99,935,831

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Mining 1.4%
Freeport Indonesia PT (Indonesia), Sr. Unsec’d. Notes, 144A, MTN	4.763%	04/14/27	23,245	$23,361,225
Freeport Minerals Corp., Gtd. Notes	9.500	06/01/31	5,000	6,259,049
Freeport-McMoRan, Inc.,
Gtd. Notes	4.125	03/01/28	4,700	4,637,896
Gtd. Notes	4.375	08/01/28	40,964	40,660,385

Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	3.250	05/13/30	32,020	30,282,730
Rio Tinto Finance USA Ltd. (Australia), Gtd. Notes	7.125	07/15/28	12,837	14,136,609
Yamana Gold, Inc. (Canada), Gtd. Notes	4.625	12/15/27	1,925	1,923,799
				121,261,693
Miscellaneous Manufacturing 0.5%
Hillenbrand, Inc., Gtd. Notes	5.000	09/15/26	16,150	16,070,562
Teledyne Technologies, Inc., Gtd. Notes	2.250	04/01/28	31,611	29,498,858
				45,569,420
Office/Business Equipment 0.5%
CDW LLC/CDW Finance Corp.,
Gtd. Notes	2.670	12/01/26	29,790	28,689,584
Gtd. Notes	3.276	12/01/28	9,800	9,289,771
Gtd. Notes	5.100	03/01/30	3,250	3,300,861
				41,280,216
Oil & Gas 3.9%
Aker BP ASA (Norway),
Sr. Unsec’d. Notes, 144A(a)	2.000	07/15/26	19,439	18,629,770
Sr. Unsec’d. Notes, 144A	2.875	01/15/26	4,067	3,926,195
Sr. Unsec’d. Notes, 144A	4.000	01/15/31	5,000	4,728,328
Sr. Unsec’d. Notes, 144A	5.600	06/13/28	6,735	6,967,230
Burlington Resources LLC,
Gtd. Notes	7.200	08/15/31	6,900	7,964,694
Gtd. Notes	7.400	12/01/31	16,379	19,155,785

Continental Resources, Inc., Gtd. Notes, 144A	2.268	11/15/26	5,875	5,577,752

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Oil & Gas (cont’d.)

Devon Energy Corp., Sr. Unsec’d. Notes	5.250%	10/15/27	22,365	$22,497,291
Diamondback Energy, Inc.,
Gtd. Notes	3.250	12/01/26	7,050	6,899,828
Gtd. Notes	5.150	01/30/30	24,905	25,563,580
Hess Corp.,
Sr. Unsec’d. Notes	4.300	04/01/27	44,486	44,475,409
Sr. Unsec’d. Notes	7.300	08/15/31	12,250	14,040,498
Marathon Oil Corp.,
Sr. Unsec’d. Notes	4.400	07/15/27	1,285	1,286,882
Sr. Unsec’d. Notes	5.300	04/01/29	2,079	2,156,404

Marathon Petroleum Corp., Sr. Unsec’d. Notes	3.800	04/01/28	7,265	7,141,545
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes	3.200	08/15/26	6,726	6,513,830
Sr. Unsec’d. Notes	5.200	08/01/29	2,680	2,723,988
Sr. Unsec’d. Notes	7.500	10/15/26	9,578	10,043,056

Ovintiv, Inc., Gtd. Notes	5.650	05/15/25	19,480	19,550,214
Permian Resources Operating LLC, Gtd. Notes, 144A(a)	6.250	02/01/33	7,810	7,934,930
Phillips 66 Co.,
Gtd. Notes	2.450	12/15/24	9,860	9,795,215
Gtd. Notes	3.750	03/01/28	12,095	11,910,844
Gtd. Notes(a)	4.950	12/01/27	10,835	11,091,186
Pioneer Natural Resources Co.,
Gtd. Notes	7.200	01/15/28	6,176	6,729,686
Sr. Unsec’d. Notes	2.150	01/15/31	9,072	7,971,786
Sr. Unsec’d. Notes	5.100	03/29/26	8,225	8,340,649

Var Energi ASA (Norway), Sr. Unsec’d. Notes, 144A	7.500	01/15/28	38,250	40,879,867
				334,496,442
Oil & Gas Services 0.4%
Schlumberger Holdings Corp., Sr. Unsec’d. Notes, 144A	5.000	11/15/29	30,400	31,382,013
Packaging & Containers 1.2%
Berry Global, Inc.,
Sr. Sec’d. Notes	1.570	01/15/26	28,607	27,534,199
Sr. Sec’d. Notes, 144A	5.800	06/15/31	15,200	15,806,532

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Packaging & Containers (cont’d.)

Sealed Air Corp., Sr. Sec’d. Notes, 144A	1.573%	10/15/26	12,875	$12,092,344
Silgan Holdings, Inc., Sr. Sec’d. Notes, 144A	1.400	04/01/26	11,575	10,983,157
Smurfit Kappa Treasury ULC (Ireland), Gtd. Notes, 144A	5.200	01/15/30	26,700	27,552,803
WRKCo, Inc.,
Gtd. Notes	3.375	09/15/27	4,950	4,821,814
Gtd. Notes	3.750	03/15/25	5,190	5,154,641
				103,945,490
Pharmaceuticals 2.4%
AbbVie, Inc., Sr. Unsec’d. Notes	4.800	03/15/29	34,535	35,534,150
Allergan Funding SCS, Gtd. Notes	3.800	03/15/25	13,136	13,027,051
Bayer US Finance II LLC (Germany), Gtd. Notes, 144A	4.375	12/15/28	35,986	35,497,325
Bayer US Finance LLC (Germany),
Gtd. Notes, 144A	6.125	11/21/26	12,150	12,522,396
Gtd. Notes, 144A(a)	6.250	01/21/29	9,300	9,834,081
CVS Health Corp.,
Sr. Unsec’d. Notes	1.750	08/21/30	10,000	8,519,190
Sr. Unsec’d. Notes	1.875	02/28/31	9,887	8,330,069
Sr. Unsec’d. Notes	5.000	01/30/29	2,185	2,230,929
McKesson Corp.,
Sr. Unsec’d. Notes	4.250	09/15/29	12,500	12,528,085
Sr. Unsec’d. Notes	4.900	07/15/28	28,268	29,091,822

Novartis Capital Corp. (Switzerland), Gtd. Notes	4.000	09/18/31	7,500	7,427,988
Utah Acquisition Sub, Inc., Gtd. Notes	3.950	06/15/26	15,535	15,379,352
Viatris, Inc., Gtd. Notes	2.300	06/22/27	20,460	19,284,506
				209,206,944
Pipelines 4.3%
Columbia Pipelines Operating Co. LLC, Sr. Unsec’d. Notes, 144A	5.927	08/15/30	5,650	5,984,518
Eastern Energy Gas Holdings LLC, Sr. Unsec’d. Notes, Series A	2.500	11/15/24	10,000	9,960,201

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Enbridge, Inc. (Canada),
Gtd. Notes	5.300%	04/05/29	12,800	$13,266,316
Gtd. Notes	6.000	11/15/28	16,420	17,418,431
Energy Transfer LP,
Gtd. Notes, 144A	6.000	02/01/29	9,800	10,030,779
Jr. Sub. Notes, Series G	7.125(ff)	05/15/30(oo)	12,892	13,186,406
Sr. Unsec’d. Notes	4.950	06/15/28	10,179	10,352,599
Sr. Unsec’d. Notes	5.250	07/01/29	8,800	9,071,436
Sr. Unsec’d. Notes	5.550	02/15/28	2,559	2,646,161
Sr. Unsec’d. Notes	6.100	12/01/28	7,305	7,759,197
Sr. Unsec’d. Notes	6.400	12/01/30	20,305	22,104,093
EnLink Midstream LLC,
Gtd. Notes	5.375	06/01/29	11,085	11,360,927
Gtd. Notes, 144A	6.500	09/01/30	5,000	5,394,166
Enterprise Products Operating LLC,
Gtd. Notes, 3 Month SOFR + 3.039%	8.055(c)	06/01/67	22,233	22,085,063
Gtd. Notes, Series D, 3 Month SOFR + 3.248%	8.343(c)	08/16/77	5,970	5,954,911

Kinder Morgan, Inc., Gtd. Notes	1.750	11/15/26	9,165	8,710,777
MPLX LP,
Sr. Unsec’d. Notes	1.750	03/01/26	13,761	13,252,806
Sr. Unsec’d. Notes	4.125	03/01/27	6,570	6,534,403
Sr. Unsec’d. Notes	4.250	12/01/27	5,034	5,015,045
ONEOK, Inc.,
Gtd. Notes	4.550	07/15/28	6,000	6,030,158
Gtd. Notes	5.550	11/01/26	11,145	11,398,441
Gtd. Notes	5.650	11/01/28	9,015	9,424,590
Gtd. Notes	5.850	01/15/26	7,610	7,726,050
Sr. Unsec’d. Notes	5.000	03/01/26	6,000	6,030,200

Plains All American Pipeline LP/PAA Finance Corp., Sr. Unsec’d. Notes	4.650	10/15/25	515	514,476
Rockies Express Pipeline LLC, Sr. Unsec’d. Notes, 144A	3.600	05/15/25	12,970	12,758,198
Targa Resources Corp.,
Gtd. Notes	5.200	07/01/27	5,796	5,927,529
Gtd. Notes	6.150	03/01/29	13,097	13,955,828

Tennessee Gas Pipeline Co. LLC, Gtd. Notes	7.000	03/15/27	3,575	3,775,697
Transcontinental Gas Pipe Line Co. LLC, Sr. Unsec’d. Notes	7.250	12/01/26	4,705	4,943,140
Western Midstream Operating LP,
Sr. Unsec’d. Notes	4.500	03/01/28	11,230	11,124,059

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Pipelines (cont’d.)
Western Midstream Operating LP, (cont’d.)
Sr. Unsec’d. Notes	4.650%	07/01/26	3,000	$2,999,870
Sr. Unsec’d. Notes	4.750	08/15/28	2,653	2,650,686
Sr. Unsec’d. Notes	6.350	01/15/29	11,540	12,253,936
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes	4.800	11/15/29	7,370	7,480,802
Sr. Unsec’d. Notes	4.900	03/15/29	4,525	4,598,737
Sr. Unsec’d. Notes	5.400	03/02/26	43,745	44,311,283
				367,991,915
Real Estate 0.3%
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada),
Sr. Unsec’d. Notes, 144A	2.500	10/15/31	11,996	10,327,119
Sr. Unsec’d. Notes, 144A	3.875	03/20/27	14,558	14,412,988
Sr. Unsec’d. Notes, 144A	4.125	02/01/29	495	486,708
				25,226,815
Real Estate Investment Trusts (REITs) 4.1%
American Tower Corp.,
Sr. Unsec’d. Notes	3.800	08/15/29	8,105	7,882,951
Sr. Unsec’d. Notes	3.950	03/15/29	5,100	4,998,462
Sr. Unsec’d. Notes	5.800	11/15/28	8,025	8,436,356

Brixmor Operating Partnership LP, Sr. Unsec’d. Notes	2.250	04/01/28	26,313	24,266,178
Broadstone Net Lease LLC, Gtd. Notes	2.600	09/15/31	4,206	3,536,883
COPT Defense Properties LP, Gtd. Notes	2.250	03/15/26	6,860	6,624,559
Crown Castle, Inc.,
Sr. Unsec’d. Notes	2.250	01/15/31	13,500	11,706,037
Sr. Unsec’d. Notes	5.600	06/01/29	12,495	13,058,322

Essex Portfolio LP, Gtd. Notes	1.700	03/01/28	27,550	25,229,327
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes	5.250	06/01/25	28,802	28,778,622
Gtd. Notes	5.375	04/15/26	12,355	12,409,027
Host Hotels & Resorts LP,
Sr. Unsec’d. Notes, Series F	4.500	02/01/26	4,000	3,989,550
Sr. Unsec’d. Notes, Series H	3.375	12/15/29	1,750	1,630,694

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Real Estate Investment Trusts (REITs) (cont’d.)
Invitation Homes Operating Partnership LP,
Gtd. Notes(a)	2.300%	11/15/28	11,657	$10,678,592
Gtd. Notes	5.450	08/15/30	9,559	9,960,188

Kimco Realty OP LLC, Gtd. Notes	1.900	03/01/28	35,310	32,565,203
Prologis LP, Sr. Unsec’d. Notes(a)	4.875	06/15/28	21,690	22,237,001
Realty Income Corp.,
Gtd. Notes	3.400	01/15/30	4,500	4,281,162
Sr. Unsec’d. Notes	2.100	03/15/28	14,165	13,177,890
Sr. Unsec’d. Notes	2.200	06/15/28	11,225	10,420,279
Sr. Unsec’d. Notes	3.400	01/15/28	19,483	19,007,571
Sr. Unsec’d. Notes	4.450	09/15/26	11,000	11,035,451
Sr. Unsec’d. Notes	4.700	12/15/28	9,985	10,140,300

Sabra Health Care LP, Gtd. Notes	5.125	08/15/26	8,950	9,008,474
Sun Communities Operating LP,
Gtd. Notes	2.300	11/01/28	7,705	7,033,177
Gtd. Notes	5.500	01/15/29	15,737	16,193,216
VICI Properties LP/VICI Note Co., Inc.,
Gtd. Notes, 144A	4.500	09/01/26	2,924	2,910,408
Gtd. Notes, 144A	5.750	02/01/27	18,971	19,310,411

WP Carey, Inc., Sr. Unsec’d. Notes	4.250	10/01/26	2,261	2,250,969
				352,757,260
Retail 0.8%
Alimentation Couche-Tard, Inc. (Canada),
Gtd. Notes, 144A	3.550	07/26/27	28,202	27,546,763
Sr. Unsec’d. Notes, 144A	2.950	01/25/30	9,075	8,356,934

AutoNation, Inc., Sr. Unsec’d. Notes	1.950	08/01/28	9,000	8,124,125
Genuine Parts Co.,
Sr. Unsec’d. Notes	4.950	08/15/29	4,880	4,961,172
Sr. Unsec’d. Notes	6.500	11/01/28	9,570	10,312,156

Home Depot, Inc. (The), Sr. Unsec’d. Notes(a)	4.750	06/25/29	12,575	12,966,661
				72,267,811

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Semiconductors 0.8%
Broadcom, Inc.,
Gtd. Notes, 144A	2.450%	02/15/31	15,700	$13,907,277
Sr. Unsec’d. Notes	4.150	02/15/28	24,250	24,225,363
Sr. Unsec’d. Notes	5.150	11/15/31	18,005	18,664,318

Marvell Technology, Inc., Sr. Unsec’d. Notes	5.750	02/15/29	8,385	8,800,827
				65,597,785
Software 0.8%
Activision Blizzard, Inc., Sr. Unsec’d. Notes	3.400	06/15/27	4,600	4,400,898
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes	1.150	03/01/26	10,190	9,743,777
Sr. Unsec’d. Notes	1.650	03/01/28	4,285	3,919,222
Fiserv, Inc.,
Sr. Unsec’d. Notes	5.375	08/21/28	5,398	5,609,357
Sr. Unsec’d. Notes	5.450	03/02/28	13,929	14,451,323

Infor, Inc., Sr. Unsec’d. Notes, 144A	1.750	07/15/25	6,934	6,746,300
Oracle Corp., Sr. Unsec’d. Notes	6.150	11/09/29	9,000	9,735,146
Roper Technologies, Inc., Sr. Unsec’d. Notes(a)	1.000	09/15/25	10,570	10,235,497
Workday, Inc., Sr. Unsec’d. Notes	3.500	04/01/27	5,000	4,921,504
				69,763,024
Telecommunications 2.8%
AT&T, Inc.,
Sr. Unsec’d. Notes	1.700	03/25/26	36,550	35,216,510
Sr. Unsec’d. Notes	2.300	06/01/27	35,000	33,427,374

Deutsche Telekom International Finance BV (Germany), Gtd. Notes, 144A	4.375	06/21/28	12,355	12,382,925
NBN Co. Ltd. (Australia), Sr. Unsec’d. Notes, 144A, MTN	4.000	10/01/27	21,420	21,307,500
NTT Finance Corp. (Japan), Sr. Unsec’d. Notes, 144A	5.110	07/02/29	20,000	20,614,898
Rogers Communications, Inc. (Canada), Gtd. Notes	5.000	02/15/29	42,526	43,403,690

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (Continued)
Telecommunications (cont’d.)

Sprint LLC, Gtd. Notes	7.625%	03/01/26	1,905	$1,966,435
T-Mobile USA, Inc.,
Gtd. Notes	2.050	02/15/28	2,470	2,299,799
Gtd. Notes	3.750	04/15/27	44,311	43,773,176
Gtd. Notes	4.850	01/15/29	16,010	16,348,517
Verizon Communications, Inc.,
Sr. Unsec’d. Notes	1.680	10/30/30	3,900	3,334,929
Sr. Unsec’d. Notes, 144A	4.780	02/15/35	7,372	7,360,843
				241,436,596
Transportation 0.1%
Ryder System, Inc., Sr. Unsec’d. Notes, MTN	4.625	06/01/25	9,455	9,435,721
Trucking & Leasing 0.3%
Penske Truck Leasing Co. LP/PTL Finance Corp., Sr. Unsec’d. Notes, 144A	1.700	06/15/26	25,675	24,515,955

Total Corporate Bonds (cost $7,555,009,823)				7,561,796,513
Municipal Bond 0.2%
Texas
Texas Natural Gas Securitization Finance Corp. Revenue, Taxable, Revenue Bonds, Series 2023-01, Class A1 (cost $22,150,533)	5.102	04/01/35	22,059	22,864,765
U.S. Treasury Obligations(k) 0.5%
U.S. Treasury Notes	1.250	03/31/28	3,545	3,275,802
U.S. Treasury Notes	1.750	12/31/24	295	292,845
U.S. Treasury Notes(h)	1.750	01/31/29	13,945	12,928,540
U.S. Treasury Notes(h)	3.625	08/31/29	24,385	24,461,203

Total U.S. Treasury Obligations (cost $42,318,327)				40,958,390

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Description	Shares	Value
Preferred Stock 0.0%
Banks
Citigroup Capital XIII, 11.887%(c), 3 Month SOFR + 6.632%, Maturing 10/30/40 (cost $3,342,000)	132,000	$3,942,840

Total Long-Term Investments (cost $8,488,458,399)		8,489,335,656

Short-Term Investments 2.5%
Affiliated Mutual Funds 2.5%
PGIM Core Government Money Market Fund (7-day effective yield 5.140%)(wb)	135,650,999	135,650,999
PGIM Institutional Money Market Fund (7-day effective yield 5.160%) (cost $76,112,384; includes $76,027,293 of cash collateral for securities on loan)(b)(wb)	76,142,919	76,112,462

Total Affiliated Mutual Funds (cost $211,763,383)		211,763,461
Option Purchased*~ 0.0%
(cost $1,359,170)		435,248

Total Short-Term Investments (cost $213,122,553)		212,198,709

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 100.8% (cost $8,701,580,952)		8,701,534,365
Options Written*~ (0.0)%
(premiums received $1,366,000)		(1,275,055)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.8% (cost $8,700,214,952)		8,700,259,310
Liabilities in excess of other assets(z) (0.8)%		(67,058,382)

Net Assets 100.0%		$8,633,200,928

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

EUR	Euro

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
BARC	Barclays Bank PLC
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
DAC	Designated Activity Company
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
GSI	Goldman Sachs International
JPM	JPMorgan Chase Bank N.A.
LP	Limited Partnership
MSI	Morgan Stanley & Co International PLC
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SSB	State Street Bank & Trust Company

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $74,508,158; cash collateral of $76,027,293 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Fund may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2024.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2024. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(oo)	Perpetual security. Maturity date represents next call date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.42.V1, 06/20/29	Put	BARC	11/20/24	0.58%	CDX.NA.IG.42. V1(Q)	1.00%(Q)	683,000	$435,248
(cost $1,359,170)

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Options Written:
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.42.V1, 06/20/29	Call	BARC	11/20/24	0.50%	CDX.NA.IG.42. V1(Q)	1.00%(Q)	683,000	$(1,119,260)
CDX.NA.IG.42.V1, 06/20/29	Put	BARC	11/20/24	0.78%	1.00%(Q)	CDX.NA.IG.42. V1(Q)	683,000	(155,795)
Total Options Written (premiums received $1,366,000)								$(1,275,055)
Futures contracts outstanding at September 30, 2024:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
281	2 Year U.S. Treasury Notes	Dec. 2024	$58,516,055	$(94,744)
9,235	5 Year U.S. Treasury Notes	Dec. 2024	1,014,767,750	794,791
2	30 Year U.S. Ultra Treasury Bonds	Dec. 2024	266,187	16
				700,063
Short Positions:
3,471	10 Year U.S. Treasury Notes	Dec. 2024	396,670,219	(216,127)
258	10 Year U.S. Ultra Treasury Notes	Dec. 2024	30,520,595	(19,461)
68	20 Year U.S. Treasury Bonds	Dec. 2024	8,444,750	174,151
				(61,437)
				$638,626
Forward foreign currency exchange contracts outstanding at September 30, 2024:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/24	SSB	EUR	13,063	$14,556,579	$14,542,687	$—	$(13,892)

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Forward foreign currency exchange contracts outstanding at September 30, 2024 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 10/02/24	SCB	EUR	13,063	$14,603,452	$14,542,687	$60,765	$—
Expiring 11/05/24	SSB	EUR	13,063	14,577,140	14,564,151	12,989	—
				$29,180,592	$29,106,838	73,754	—
						$73,754	$(13,892)
Credit default swap agreements outstanding at September 30, 2024:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2024(4)	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Teck Resources Ltd.	06/20/26	5.000%(Q)	40,000	0.291%	$2,467,249	$3,217,492	$750,243

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)			Fair Value		Upfront Premiums Paid (Received)		Unrealized Appreciation (Depreciation)		Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Host Hotels & Resorts LP	12/20/25	1.000%(Q)		4,250	$(39,302)		$35,299		$(74,601)		GSI
Imperial Brands Finance PLC	06/20/27	1.000%(Q)	EUR	12,600	(252,029)		130,317		(382,346)		JPM
Marriott International, Inc.	06/20/25	1.000%(Q)		3,500	(22,950)		23,348		(46,298)		MSI
					$(314,281)		$188,964		$(503,245)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2024(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreement on corporate and/or sovereign issues - Sell Protection(2):
Ford Motor Co.	12/20/28	5.000%(Q)	20,000	1.441%	$2,767,735	$1,733,164	$1,034,571	MSI
The Fund entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness.

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Fund is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Fund is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Fund is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
Interest rate swap agreements outstanding at September 30, 2024:
Notional Amount (000)#	Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2024	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
486,564	08/03/25	4.811%(A)	1 Day SOFR(2)(A)/ 4.960%	$—	$2,863,155	$2,863,155
707,950	05/13/27	4.497%(A)	1 Day SOFR(2)(A)/ 4.960%	191,229	17,495,637	17,304,408
98,646	08/15/28	1.220%(A)	1 Day SOFR(1)(A)/ 4.960%	290,461	7,898,137	7,607,676
440,900	05/13/29	4.253%(A)	1 Day SOFR(1)(A)/ 4.960%	(389,047)	(16,482,631)	(16,093,584)
				$92,643	$11,774,298	$11,681,655

(1)	The Fund pays the fixed rate and receives the floating rate.
(2)	The Fund pays the floating rate and receives the fixed rate.

PGIM Short-Term Corporate Bond Fund
Schedule of Investments as of September 30, 2024 (unaudited) (continued)
Interest rate swap agreements outstanding at September 30, 2024 (continued):
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).